Financial Instruments - Summary of Additional Information Related to Authorization of Undiscounted Contractual Obligations and Commercial Commitments (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of liquidity risk [line items]
Loans and financing	$ 2,491.1	$ 2,886.4
Trade accounts payable	966.3	787.0
Trade accounts payable - Supplier finance arrangements	43.3	37.6
Derivative financial instruments	103.8	$ 125.2
Liquidity risk [member]
Disclosure of liquidity risk [line items]
Loans and financing	3,107.6
Trade accounts payable	966.3
Trade accounts payable - Supplier finance arrangements	43.3
Lease liability	111.8
Accounts payable	125.3
Derivative financial instruments	103.8
Total	4,458.1
Liquidity risk [member] | Book Value [Member]
Disclosure of liquidity risk [line items]
Loans and financing	2,491.1
Trade accounts payable	966.3
Trade accounts payable - Supplier finance arrangements	43.3
Lease liability	111.8
Accounts payable	125.3
Derivative financial instruments	103.8
Total	3,841.6
Liquidity risk [member] | Less than one year [member]
Disclosure of liquidity risk [line items]
Loans and financing	216.5
Trade accounts payable	966.3
Trade accounts payable - Supplier finance arrangements	43.3
Lease liability	19.2
Accounts payable	100.1
Derivative financial instruments	71.9
Total	1,417.3
Liquidity risk [member] | One to three years [member]
Disclosure of liquidity risk [line items]
Loans and financing	1,275.6
Lease liability	29.0
Accounts payable	22.3
Derivative financial instruments	31.9
Total	1,358.8
Liquidity risk [member] | Three to five years [member]
Disclosure of liquidity risk [line items]
Loans and financing	699.2
Lease liability	27.7
Accounts payable	0.4
Derivative financial instruments	0.0
Total	727.3
Liquidity risk [member] | More than five years [member]
Disclosure of liquidity risk [line items]
Loans and financing	916.3
Lease liability	35.9
Accounts payable	2.5
Total	$ 954.7